INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Intangible assets	$ 3,000,000	$ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 0	$ 0